Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021 MMBoe	Mar. 31, 2020 MMBoe GWh	Mar. 31, 2019 MMBoe	Mar. 31, 2018 MMBoe
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved oil and gas reserves	122.60	123.88	142.72	49.22
Total revisions	23.01	12.47	114.68
Adjustment of interim production	24.96	31.35	28.83
Proved oil and gas reserves after adjustment			142.72
Improved Recovery		0	4.88
Extensions and discoveries	0.67	0.04	2.77
Discount factor	10.00%
CB-OS/2 - Exploration [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved oil and gas reserves	0.51	0.06	0.67
Extensions and discoveries			0.32
RJ-ON-90/1- Exploration [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	1.09	12.23	112.76
Ravva block - Exploration and production [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions		0.34	1.25
Rajasthan block [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Improved Recovery			4.54
Extensions and discoveries			0.86
Ravva block [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Improved Recovery			0.34
Extensions and discoveries			0.04
Nagayalanka Block [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	21.41	0.16
Extensions and discoveries			1.55
Technical Revisions [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	9.66	8.94	127.59
Commodity Prices [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	13.35	3.53	12.91